Fees Summary	Aug. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 997,885,000
Previously Paid Amount	0
Total Fee Amount	137,807.93
Total Offset Amount	0
Net Fee	$ 137,807.93
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A